GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Impairment
Impairment	$ (43,847)
Intangible assets, Net
Balance at beginning of period	44,018
Amortization	(8,111)
Impairment	(43,847)
OCI	190
Balance at end of period	19,587
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	30,674
Amortization
Impairment
OCI	98
Balance at end of period	30,772
Accumulated amortization
Balance at beginning of period	(14,490)
Amortization	(2,539)
Impairment
OCI	(43)
Balance at end of period	(17,072)
Impairment
Balance at beginning of period	(956)
Amortization
Impairment	(7,076)
OCI
Balance at end of period	(8,032)
Intangible assets, Net
Balance at beginning of period	15,228
Amortization	(2,539)
Impairment	(7,076)
OCI	55
Balance at end of period	5,668
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period	31,898
Amortization
Impairment
OCI	31
Balance at end of period	31,929
Accumulated amortization
Balance at beginning of period	(13,905)
Amortization	(4,129)
Impairment
OCI	(15)
Balance at end of period	(18,049)
Impairment
Balance at beginning of period	(91)
Amortization
Impairment	(7,581)
OCI
Balance at end of period	(7,672)
Intangible assets, Net
Balance at beginning of period	17,902
Amortization	(4,129)
Impairment	(7,581)
OCI	16
Balance at end of period	6,208
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,224
Amortization
Impairment
OCI	141
Balance at end of period	18,365
Accumulated amortization
Balance at beginning of period	(4,079)
Amortization	(1,443)
Impairment
OCI	(22)
Balance at end of period	(5,544)
Impairment
Balance at beginning of period	(3,257)
Amortization
Impairment	(1,853)
OCI
Balance at end of period	(5,110)
Intangible assets, Net
Balance at beginning of period	10,888
Amortization	(1,443)
Impairment	(1,853)
OCI	119
Balance at end of period	$ 7,711